Drinker Biddle & Reath LLP

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Chicago, IL 60606-1698

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www.drinkerbiddle.com

July 7, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Institutional Funds (the “Trust”)

Post-Effective Amendment No. 75 (File No. 2-80543)

Amendment No. 90 (File No. 811-3605)

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 75, and for filing under the Investment Company Act of 1940, as amended, is Amendment No. 90 to the Registration Statement on Form N-1A (the “Amendment”) of the Trust. The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act to register a new class of shares of the Prime Obligations Portfolio and the U.S. Government Select Portfolio (each a “Portfolio” and together, the “Portfolios”), known as Williams Capital Shares.

We are requesting selective review of the Amendment, pursuant to Release No. 33-6510, on the basis that (1) the new class of shares of the Portfolios employs identical investment objectives, policies and techniques as the currently offered Shares class of the Portfolios and (2) the disclosure contained in the Amendment is not substantially different than the disclosure contained in the Trust’s prospectus and statement of additional information for the Shares class of each of the Portfolios. The SEC staff reviewed Post-Effective Amendment No. 63 filed on January 10, 2010, which contained the prospectuses and statements of additional information for the Shares class of the Portfolios. The SEC staff also reviewed Post-Effective Amendment No. 66 filed on March 2, 2011, which contained the prospectus and statement of additional information for the GFS class of the Prime Obligations Portfolio.

The principal disclosure differences unique to the new Williams Capital Shares class of the Prime Obligations Portfolio and the U.S. Government Select Portfolio appear in:

•

The “PURCHASE AND SALE OF PORTFOLIO SHARES” section in the summary section, and “PURCHASING AND SELLING WILLIAMS CAPITAL SHARES” and “ACCOUNT POLICIES AND OTHER INFORMATION” sections of the Prospectus, and include that Williams Capital Shares are offered exclusively to clients of Williams Capital Group.

July 7, 2014

Otherwise, there are no other material changes to the prospectus or statement of additional information.

We note that a definitive proxy statement was filed March 21, 2014 in connection with a shareholder meeting of the Portfolios’ shareholders. The shareholder meeting of the Portfolios has been adjourned twice, most recently to July 31, 2014. Shareholders of the Portfolios will be asked to approve a new management agreement that combines the advisory and administration services under one agreement and fee. It is uncertain if, and when, shareholders of the Portfolios will approve the new management agreement. For this reason, the Amendment does not contain disclosure regarding the new management agreement and fee structure.

As requested in the staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Questions and comments concerning the Amendment may be directed to the undersigned at (312) 569-1167.

Very truly yours,

/s/ Veena K. Jain

Veena K. Jain, Esquire

Enclosures

cc:	Craig Carberry, Esquire

Owen Meacham, Esquire

Diana E. McCarthy, Esquire